SHAREHOLDERS' EQUITY (DEFICIENCY)	12 Months Ended
Sep. 30, 2018
Disclosure Of Share Capital Preference Shares And Special Warrants [Abstract]
SHAREHOLDERS' EQUITY (DEFICIENCY)
9.	SHAREHOLDERS’ EQUITY (DEFICIENCY)

Authorized

Unlimited common shares, without par value.

Unlimited preferred shares, without par value.

Effective April 25, 2018, the Company consolidated its issued and outstanding common shares on a basis of one post-consolidation share for 20 pre-consolidation shares. Unless otherwise stated, all share and per share amounts have been restated respectively to reflect this share consolidation.

a) January 2018 Financing

On January 9, 2018, the Company closed the first tranche of a brokered equity offering (“January 2018 Financing”), issuing 3,427,250 common shares and 1,654,000 pre-funded warrants at a price of $4.00 each, for total gross proceeds of $20,325,000. Each warrant is exercisable, for a nominal exercise price, into one common share of the Company for a period of five years. In connection with the first tranche of the January 2018 Financing, the Company paid a cash commission of $1,204,000, incurred other financing costs of $810,500 including $211,073 of deferred financing costs as at September 30, 2017, and issued 175,937 broker warrants each exercisable into one common share of the Company at a price of $4.00 per share for a period of five years. The broker warrants were valued at $495,033 using the Black-Scholes model with a risk-free interest rate of 2.33%, term of 5 years, volatility of 82.00%, and dividend rate of 0%.

Concurrently, the Company completed a non-brokered private placement of 168,750 common shares at $4.00 per share as purchased by certain directors of the Company for total gross proceeds of $675,000.

On January 16, 2018, the Company closed the second tranche of the January 2018 Financing, issuing 465,000 common shares and 535,000 pre-funded warrants at a price of $4.00 each, for total gross proceeds of $4,000,000. Each warrant is exercisable, for a nominal exercise price, into one common share of the Company for a period of five years. In connection with the second tranche of the January 2018 Financing, the Company paid a cash commission of $352,800, incurred other financing costs of $18,599, and issued 63,000 broker warrants each exercisable into one common share of the Company at a price of $4.00 per share for a period of five years. The broker warrants were valued at $177,188 using the Black-Scholes model with a risk-free interest rate of 2.36%, term of 5 years, volatility of 81.90%, and dividend rate of 0%. Furthermore, on January 16, 2018, the Company’s agent partially exercised its over-allotment option for 260,000 additional common shares for additional proceeds to the Company of approximately $1,040,000.

b) March 2016 Private Placement

In March 2016, the Company completed a private placement (the “March 2016 Financing”) of 83,333 common shares at a price of $60.00 per share for gross proceeds of approximately $5,000,000. The Company incurred financing costs of $62,797.

c) January 2016 Private Placement

In January 2016, the Company completed a private placement (the “January 2016 Financing”) of 227,273 Units of the Company at a price of $66 per Unit for gross proceeds of approximately $15,000,000. Each Unit consisted of one common share, one 7-Year Warrant, and one-half of one 2-Year Warrant. The 7-Year Warrant and 2-Year were assigned fair values using the Black-Scholes model (Note 8). The residual value was assigned to the common share in the Unit. In connection with the January 2016 Financing, the Company paid a cash commission to a financial advisor of approximately $463,447 and incurred other financing costs of $553,942. The financing costs were recorded as $107,288 in equity for the issuance of the common shares and $910,101 to finance expense in the statement of loss and comprehensive loss for the issuance of the 2016 Warrants.

Nomination Rights

In connection with the January 2016 Financing, Clarus Lifesciences III, L.P. (“Clarus”) acquired 106,061 common shares. Clarus is entitled to nominate two directors to the board of directors of the Company, one of which must be an independent director and preapproved by the Company. These nomination rights will continue for so long as Clarus holds greater than or equal to 53,030 common shares, subject to adjustment in certain circumstances.

In connection with the January 2018 Financing, Omega Fund IV, L.P. (“Omega”) acquired 465,000 common shares and 535,000 pre-funded warrants (exercised subsequent to year end). Pursuant to the terms of a nomination rights agreement between the Company and Omega, Omega is entitled to nominate one director to the board of directors of the Company (Note 19). These nomination rights will continue for so long as Omega holds at least 9.99% of the issued and outstanding common shares.